UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Item 1. Schedule of Investments.

Horizons Korea KOSPI 200 ETF SCHEDULE OF PORTFOLIO INVESTMENTS	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS 98.7%
Consumer Discretionary 15.2%
Cheil Worldwide, Inc. *	675	10,549
Coway Co., Ltd.	420	32,072
Dae Won Kang Up Co., Ltd.	336	2,019
Daekyo Co., Ltd.	213	1,485
Dong Ah Tire & Rubber Co., Ltd.	78	1,409
Dongyang Mechatronics Corp.	186	1,368
Global & Yuasa Battery Co., Ltd.	69	2,399
Grand Korea Leisure Co., Ltd.	507	18,148
Halla Visteon Climate Control Corp.	312	13,942
Handsome Co., Ltd.	114	3,424
Hanil E-Hwa Co., Ltd.	51	730
Hankook Tire Co., Ltd.	621	31,962
Hansae Co., Ltd.	135	4,624
Hotel Shilla Co., Ltd.	279	26,239
Huvis Corp.	114	1,312
Hwashin Co., Ltd.	132	1,072
Hyundai Department Store Co., Ltd.	126	15,977
Hyundai Mobis Co., Ltd.	570	133,352
Hyundai Motor Co.	1,290	205,221
Hyundai Wia Corp.	117	20,201
Kangwon Land, Inc.	1,164	38,125
KIA Motors Corp.	2,205	107,506
Kumho Tire Co., Inc. *	990	9,913
LF Corp.	159	5,008
LG Electronics, Inc.	891	54,447
Lotte Shopping Co., Ltd.	78	21,642
Mando Corp.	50	3,317
Motonic Corp.	69	839
Nexen Tire Corp.	324	3,972
S&T Motiv Co., Ltd.	66	2,393
Sejong Industrial Co., Ltd.	75	1,053
Shinsegae Co., Ltd.	63	11,703
SL Corp.	99	1,825
Ssangyong Motor Co. *	345	2,331
The Basic House Co., Ltd.	96	1,720
Toray Chemical Korea, Inc. *	156	1,876

		795,175

Consumer Staples 7.1%
Able C&C Co., Ltd.	75	1,607
Amorepacific Corp.	27	58,114
Amorepacific Group	24	26,569
Binggrae Co., Ltd.	48	3,715
CJ Cheiljedang Corp.	66	24,150
Crown Confectionery Co., Ltd.	6	1,044
Daesang Corp.	174	6,766
Dongwon F&B Co., Ltd.	9	2,952
E-Mart Co., Ltd.	174	32,240
GS Retail Co., Ltd.	225	5,243
Hite Jinro Co., Ltd.	264	6,535
Korea Kolmar Co., Ltd.	129	6,277
KT&G Corp.	918	81,611
LG Household & Health Care, Ltd.	78	45,474
Lotte Chilsung Beverage Co., Ltd.	6	9,528
Lotte Confectionery Co., Ltd.	6	10,792
Lotte Food Co., Ltd.	6	3,728
Muhak Co., Ltd. *	114	3,606
Namyang Dairy Products Co., Ltd.	3	1,926
Nongshim Co., Ltd.	27	6,746
Orion Corp.	30	23,161
Ottogi Corp.	12	6,367
Sam Lip General Foods Co., Ltd.	18	2,838
Samyang Corp.	33	2,748

		373,737

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Energy 1.7%
GS Holdings Corp.	429	16,641
Hankook Shell Oil Co., Ltd.	6	2,746
SK Innovation Co., Ltd.	579	47,409
S-Oil Corp.	612	23,281

		90,077

Financials 14.5%
BS Financial Group, Inc.	1,455	22,671
Daewoo Securities Co., Ltd. *	1,503	15,753
Dongbu Insurance Co., Ltd.	354	19,843
Hana Financial Group, Inc.	2,304	79,883
Hankook Tire Worldwide Co., Ltd.	195	3,960
Hanwha Life Insurance Co., Ltd.	3,633	27,912
Hyundai Securities Co., Ltd. *	852	5,533
Industrial Bank of Korea	1,617	23,682
KB Financial Group, Inc.	3,072	120,741
Korea Investment Holdings Co., Ltd.	351	17,770
Mirae Asset Securities Co., Ltd. +	228	9,804
Samsung Card Co., Ltd.	291	12,527
Samsung Fire & Marine Insurance Co., Ltd.	297	79,906
Samsung Life Insurance Co., Ltd.	837	91,251
Samsung Securities Co., Ltd.	480	21,472
Shinhan Financial Group Co., Ltd.	3,570	168,043
Woori Finance Holdings Co., Ltd. *^	2,547	28,364
Woori Investment & Securities Co., Ltd.	918	10,051

		759,166

Health Care 1.0%
Bukwang Pharmaceutical Co., Ltd.	183	3,416
Daewoong Pharmaceutical Co., Ltd.	45	2,935
Dong-A Socio Holdings Co., Ltd.	30	4,127
Dong-A ST Co., Ltd.	45	3,883
Green Cross Corp.	48	6,154
Hanmi Pharmaceuticals Co., Ltd. *	48	3,818
Il Yang Pharmaceutical Co., Ltd.	96	2,426
Kwang Dong Pharmaceutical Co., Ltd.	285	2,760
LG Life Sciences Ltd. *	96	3,378
Suheung Co., Ltd.	48	2,668
Yuhan Corp.	78	12,883
Yungjin Pharmaceutical Co., Ltd. *	744	992

		49,440

Industrials 11.7%
CJ Corp.	108	17,586
CJ Korea Express Corp. *	75	13,546
Daelim Industrial Co., Ltd.	234	15,526
Daewoo Engineering & Construction Co., Ltd. *	1,740	10,665
Daewoo International Corp.	333	10,548
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,122	19,214
Doosan Corp.	60	6,232
Doosan Engine Co., Ltd. *	321	1,847
Doosan Heavy Industries & Construction Co., Ltd.	489	10,731
Doosan Infracore Co., Ltd. *	1,041	10,521
Fursys, Inc.	33	993
Hanjin Heavy Industries & Construction Co., Ltd. *	522	2,113
Hyundai Development Co. Engineering & Construction	537	20,277
Hyundai Elevator Co., Ltd. *	90	3,777
Hyundai Engineering & Construction Co., Ltd.	606	27,533

See accompanying notes to schedule of portfolio investments.

Horizons Korea KOSPI 200 ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	October 31, 2014 (Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, Continued
Hyundai Glovis Co., Ltd.	93	23,150
Hyundai Heavy Industries Co., Ltd.	414	38,433
Hyundai Merchant Marine Co., Ltd. *	990	10,654
Hyundai Mipo Dockyard Co., Ltd.	84	5,966
IS Dongseo Co., Ltd. *	75	3,211
KCC Corp.	45	24,930
KEPCO Engineering & Construction Co., Inc.	81	4,927
KEPCO Plant Service & Engineering Co., Ltd.	150	12,311
Korea Aerospace Industries, Ltd.	570	22,030
Korea Electric Terminal Co., Ltd.	60	3,094
Korean Air Lines Co., Ltd. *	345	12,252
LG Corp.	795	47,316
LG Hausys, Ltd.	54	8,060
LG International Corp.	228	4,619
LS Corp.	147	8,240
LS Industrial Systems Co., Ltd.	138	8,149
Posco Plantec Co., Ltd. *	441	1,156
S&T Dynamics Co., Ltd.	162	1,266
S-1 Corp.	207	14,411
Samsung C&T Corp.	1,110	75,101
Samsung Engineering Co., Ltd. *	267	15,391
Samsung Heavy Industries Co., Ltd.	1,449	35,324
Samsung Techwin Co., Ltd.	312	9,577
SK Holdings Co., Ltd.	237	37,038
SK Networks Co., Ltd. *	1,245	12,758

		610,473

Information Technology 32.2%
Daeduck Electronics Co., Ltd.	285	2,414
Daeduck GDS Co., Ltd.	129	1,280
Hansol Technics Co., Ltd. *	148	1,627
Iljin Display Co., Ltd.	129	863
Iljin Materials Co., Ltd. *	132	970
Jahwa Electronics Co., Ltd.	90	943
Korea Circuit Co., Ltd.	78	578
LG Display Co., Ltd. *	1,947	57,120
LG Innotek Co., Ltd. *	96	7,591
Naver Corp.	249	175,693
NCsoft Corp.	147	20,222
Samsung Electro-Mechanics Co., Ltd.	501	22,832
Samsung Electronics Co., Ltd.	924	1,075,666
Samsung SDI Co., Ltd.	449	52,942
Sindoh Co., Ltd.	45	2,977
SK C&C Co., Ltd.	210	47,656
SK Hynix, Inc. *	4,764	211,541

		1,682,915

Materials 9.0%
Dongkuk Steel Mill Co., Ltd.	387	2,303
Foosung Co., Ltd. *	354	827
Hanil Cement Co., Ltd.	36	4,632
Hansol Paper Co., Ltd.	273	2,534
Hanwha Chemical Corp.	744	8,459
Hanwha Corp.	375	9,615
Huchems Fine Chemical Corp.	204	4,439
Hyosung Corp.	192	11,409
Hyundai Hysco Co., Ltd.	75	4,885
Hyundai Steel Co.	633	40,340
ISU Chemical Co., Ltd.	78	752
KISWIRE, Ltd.	39	1,901
Kolon Corp.	51	1,229
Kolon Industries, Inc.	135	6,885

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Materials, Continued
Korea Petrochemical Industrial Co., Ltd.	21	1,537
Korea Zinc Co., Ltd.	72	27,120
Kukdo Chemical Co., Ltd.	36	1,396
Kumho Petro Chemical Co., Ltd.	153	11,068
LG Chem, Ltd.	387	72,432
Lock & Lock Co., Ltd.	138	1,472
Lotte Chemical Corp.	129	17,504
Moorim P&P Co., Ltd.	288	1,329
Namhae Chemical Corp.	186	1,469
OCI Co., Ltd. *	129	11,106
Poongsan Corp.	165	4,084
POSCO	621	177,828
Samkwang Glass	21	1,350
Samsung Fine Chemicals Co., Ltd.	141	3,932
SeAH Besteel Corp.	105	3,139
SeAH Steel Corp.	21	1,627
SK Chemicals Co., Ltd.	141	8,049
SKC Co., Ltd.	168	4,323
Songwon Industrial Co., Ltd.	132	767
Ssangyong Cement Industrial Co., Ltd. *	468	4,533
Taekwang Industrial Co., Ltd.	3	3,509
Unid Co., Ltd.	24	1,336
Young Poong Corp.	3	3,344

		464,464

Telecommunication Services 3.8%
KT Corp.	1,857	57,000
LG Uplus Corp.	2,376	24,458
SK Telecom Co., Ltd.	474	118,433

		199,891

Utilities 2.5%
Korea Electric Power Corp.	2,685	116,712
Korea Gas Corp. *	309	14,487

		131,199

TOTAL SOUTH KOREA COMMON STOCKS (Cost $5,292,487)		5,156,537

TOTAL INVESTMENTS (Cost $5,292,487) — 98.7%		5,156,537
Other Net Assets (Liabilities) 1.3%		67,773

NET ASSETS 100.0%		$5,224,310

*	Non-income producing security
+	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.
^	Security was fair valued pursuant to procedures approved by the Board of Trustees. As of October 31, 2014, the total of all such securities represent 0.54% of the net assets of the Fund.

See accompanying notes to schedule of portfolio investments.

Horizons Korea KOSPI 200 ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	October 31, 2014 (Unaudited)

The Horizons KOSPI 200 ETF was invested in the following sectors as of October 31, 2014:

	Value	% of Net Assets
Information Technology	$1,682,915	32.2%
Consumer Discretionary	795,175	15.2%
Financials	759,166	14.5%
Industrials	610,473	11.7%
Materials	464,464	9.0%
Consumer Staples	373,737	7.1%
Telecommunication Services	199,891	3.8%
Utilities	131,199	2.5%
Energy	90,077	1.7%
Health Care	49,440	1.0%
Other Net Assets (Liabilities)	67,773	1.3%

Total	$5,224,310	100.0%

See accompanying notes to schedule of portfolio investments.

Horizons ETF Trust	October 31, 2014
Notes to Schedule of Portfolio Investments (Unaudited)

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. As of October 31, 2014, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). The Underlying Index for the Korea Fund is the Korea KOSPI 200 Index. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The preparation of the Schedule of Portfolio Investments are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Korea Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The Trust discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Horizons ETF Trust Notes to Schedule of Portfolio Investments (Unaudited)	October 31, 2014

• Level 1 —	Quoted prices in active markets for identical assets

• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	Significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2014, for the Korea Fund based upon the three levels defined above:

Korea Fund	Level 1	Level 2	Total Investments
Investment Securities:
South Korea Common Stock
Financials	$730,802	$28,364	$759,166
All Other Common Stocks	4,397,371	—	4,397,371

Total Investments	$5,128,173	$28,364	$5,156,537

Please refer to the Schedule of Portfolio Investments to view securities segregated by sector. The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period.

Transfers that occurred between Level 1 and Level 2 were due to the application of fair value procedures as follows:

Korea Fund	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Investment Securities:
South Korea Common Stocks	$28,364	$730

For the period ended October 31, 2014, there were no securities categorized as Level 3.

Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated in U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are present. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Horizons ETF Trust Notes to Schedule of Portfolio Investments (Unaudited)	October 31, 2014

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, you could lose all or part of your investment in a Fund and performance could trail that of other investments. The Korea Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Index Risk: Unlike many investment companies, the Korea Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in an Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Foreign Securities Risk: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Country Concentration Risk: To the extent that an Underlying Index is concentrated in a particular country, the Korea Fund also will be concentrated in the country, which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Underlying Index. The Schedule of Portfolio Investments includes information on the Korea Fund’s holdings, including sector and/or geographical composition.

Premium/Discount Risk: Although it is expected that the market price of the Korea Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Korea Fund’s Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax Information

At October 31, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Korea Fund	$5,310,964	$412,977	$(567,404)	$(154,427)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By (Signature and Title)	/s/ Robert E. Shea

Robert E. Shea, President

Date December 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Shea

Robert E. Shea, President

Date December 17, 2014

By (Signature and Title)	/s/ Christopher W. Roleke

Christopher W. Roleke, Treasurer

Date December 17, 2014